Derivative Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional amounts of derivative financial instruments by maturity
Notional Amount	$ 290,021	$ 254,253
One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	67,633
After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	122,660
After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	64,970
After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	34,758
Interest rate swaps [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	79,733
Interest rate swaps [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	5,709
Interest rate swaps [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	26,479
Interest rate swaps [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	18,989
Interest rate swaps [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	28,556
Interest rate floors [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	23,866
Interest rate floors [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate floors [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	16,866
Interest rate floors [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	4,000
Interest rate floors [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	3,000
Interest rate caps [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	49,665
Interest rate caps [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	5,000
Interest rate caps [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	40,151
Interest rate caps [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	4,514
Interest rate caps [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate futures [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	14,965
Interest rate futures [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	14,965
Interest rate futures [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate futures [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate futures [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate options [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	16,988
Interest rate options [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	707
Interest rate options [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	11,976
Interest rate options [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	4,305
Interest rate options [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate forwards [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	14,033
Interest rate forwards [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	13,358
Interest rate forwards [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	675
Interest rate forwards [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Interest rate forwards [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Synthetic GICs [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	4,454
Synthetic GICs [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	4,454
Synthetic GICs [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Synthetic GICs [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Synthetic GICs [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Foreign currency swaps [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	16,461
Foreign currency swaps [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	1,255
Foreign currency swaps [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	6,593
Foreign currency swaps [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	5,793
Foreign currency swaps [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	2,820
Foreign currency forwards [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	10,149
Foreign currency forwards [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	9,834
Foreign currency forwards [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	237
Foreign currency forwards [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	19
Foreign currency forwards [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	59
Currency futures [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	633
Currency futures [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	633
Currency futures [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Currency futures [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Currency futures [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Currency options [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	1,321
Currency options [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	1,321
Currency options [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Currency options [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Currency options [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Credit default swaps [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	13,136
Credit default swaps [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	174
Credit default swaps [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	12,315
Credit default swaps [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	647
Credit default swaps [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Credit forwards [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	20
Credit forwards [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	20
Credit forwards [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Credit forwards [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Credit forwards [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Equity futures [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	7,053
Equity futures [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	7,053
Equity futures [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Equity futures [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Equity futures [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Equity Options [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	17,099
Equity Options [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	538
Equity Options [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	5,254
Equity Options [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	11,307
Equity Options [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Variance swaps [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	18,801
Variance swaps [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	1,015
Variance swaps [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	2,067
Variance swaps [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	15,396
Variance swaps [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	323
Total rate of return swaps [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	1,644
Total rate of return swaps [Member] | One Year or Less [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	1,597
Total rate of return swaps [Member] | After One Year Through Five Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	47
Total rate of return swaps [Member] | After Five Years Through Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	0
Total rate of return swaps [Member] | After Ten Years [Member]
Notional amounts of derivative financial instruments by maturity
Notional Amount	$ 0